CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger & Berman Equity Assets (1933 Act File No. 33-82568; 1940 Act File No. 811-08106) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Neuberger & Berman Millennium Assets (a series of the Registrant) does not differ from that contained in Post-Effective Amendment No. 11 ("Amendment No. 11") to the Registrant's Registration Statement and (b) that Amendment No. 11 was filed electronically.





Dated: October 26, 1998                   By:  /s/ Claudia A.Brandon
                                               ---------------------
                                               Claudia A. Brandon
                                               Secretary